Commitments and Contingencies (Details Narrative) (10-K) - USD ($)			12 Months Ended
	May 31, 2020	Sep. 28, 2015	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019
Commitments And Contingencies [Line Items]
Lease expiration date	Aug. 31, 2020
Operating lease remaining term			8 months 2 days		0 years	11 months 1 day
Percentage of payment escalate per year			3.00%
Operating leases, rent expense			$ 232,471	$ 211,271
Operating Lease Agreement [Member]
Commitments And Contingencies [Line Items]
Lease expiration date			Aug. 31, 2020
Operating lease remaining term			8 months 12 days
Chief Executive Officer [Member] | Employment Agreement [Member]
Commitments And Contingencies [Line Items]
Salaries, wages and officers' compensation		$ 401,700
Annual percentage increase of compensation		3.00%